VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Cash and cash equivalents	$ 2,508	$ 30,024,372	$ 6,137,689	$ 6,243,029
Restricted cash	692,734	819,269	$ 785,806	$ 723,557
Short-term investments	26,179,662	0
Accounts receivable	51,202	320,848
Other current assets	168,957	465,650
Right-of-use assets, operating lease	143,438	760,229
Other non-current assets	20,078	188,281
Total Assets	35,030,828	40,350,466
Taxes payable	466,878	493,196
Other current liabilities	74,417	14,276
Total Liabilities	1,548,806	1,355,564
TRX, ZJ
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Cash and cash equivalents	1,365	29,776,178
Restricted cash	692,734	819,269
Short-term investments	26,179,662
Accounts receivable	51,202	320,848
Other current assets	170,326	216,470
Right-of-use assets, operating lease	143,438	760,229
Other non-current assets	28,766	347,084
Total Assets	27,267,493	32,240,078
Taxes payable	469,835	493,196
Other current liabilities	477,928	582,187
Non-current liabilities	54,718	237,848
Total Liabilities	1,002,481	1,313,231
Net assets	$ 26,265,012	$ 30,926,847